Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of provision for income taxes
Current	$ 2,297	$ 1,340	$ 500
Deferred	(1,516)	330	194
Income tax expense	$ 781	$ 1,670	$ 694